Shareholders' Equity (Summary Of Restricted Stock Units Award Activity) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Outstanding at beginning of year	1,254	1,612	1,398
Granted	389	371	755
Vested	(425)	(530)	(398)
Forfeited	(107)	(199)	(143)
Outstanding as of December 31,	1,111	1,254	1,612